Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

The Company performed an evaluation of subsequent events for potential recognition and disclosure through the date of the financial statements’ issuance.

Nasdaq Notice

On May 23, 2023, SharpLink received a notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) stating that SharpLink is no longer in compliance with the equity standard for continued listing on The Nasdaq Capital Market. Nasdaq Listing Rule 5550(b)(1) requires listed companies to maintain stockholders’ equity of at least $2,500,000 under the net equity standard. Because SharpLink Quarterly Report on Form 10-Q for the three-month period ended June 30, 2023 and March 31, 2023 reported an accumulated stockholders’ deficit of $1,784,494 and a stockholders’ equity $1,489,034, respectively, SharpLink does not meet the alternative standards for market value of listed securities or net income from continuing operations, thus SharpLink no longer complies with Nasdaq’s Listing Rule.

Nasdaq provided the Company with 45 calendar days, or until July 7, 2023, to submit a plan to regain compliance. The Company timely submitted its plan and relevant materials to Nasdaq and requested an extension through November 20, 2023 to evidence compliance with the Rule. On August 3, 2023, the Company received a determination letter (the “Letter”) from Nasdaq advising it that Nasdaq determined to grant the Company an extension to regain compliance with the Rule on or before November 20, 2023. The terms of the extension are as follows: on or before November 20, 2023, the Company must take the actions set forth in the plan and opt for one of the two alternatives to evidence compliance with the Rule.

Regardless of which alternative the Company chooses, if the Company fails to evidence compliance upon filing its periodic report for the year ended December 31, 2023, with the SEC and Nasdaq, the Company may receive a written notification from Staff that its securities will be delisted. At that time, the Company may appeal Staff’s determination to a Hearings Panel.

Note 19 – Subsequent Events

On January 20, 2023, the Company held an Extraordinary General Meeting of Shareholders and approved a reverse share split of the Company’s ordinary shares, par value NIS 0.06 per share, by a ratio of up to and including 20:1, to be effective at the ratio and on a date to be determined by the Company’s Board of Directors; and amendments to the Company’s Amended and Restated Articles and Memorandum of Association to effect such reverse share split.

On February 13, 2023, SharpLink, Inc. (the “Borrower”), a Minnesota corporation and wholly owned subsidiary of the Company, entered into a Revolving Credit Agreement (the “2023 Revolving Credit Agreement”) with Platinum Bank, a Minnesota banking corporation (the “Lender”) and executed a revolving promissory note of $7,000,000 (the “2023 Revolving Note”).

The 2023 Revolving Credit Agreement provides for a two-year revolving line of credit (the “2023 Credit Line”) in the original principal amount of $7,000,000. The annual rate of interest to accrue on the outstanding principal balance of the 2023 Credit Line shall be annum interest rate equal to the prime rate plus 50 basis points, with such rate to be adjusted on and effective as of the same day the prime rate changes. The Borrower is subject to normal and customary representations and covenants, including the delivery of audited annual financial statements within 120 days of its fiscal year end.

As previously disclosed, on December 22, 2022, the Company consummated a transaction with SHGN Acquisition Corp., a Delaware corporation and wholly owned subsidiary of the Company, and SportsHub Games Network, Inc., a Delaware corporation. As a result, SportsHub Games Network, Inc. merged with and into SHGN Acquisition Corp., with SHGN Acquisition Corp. remaining as the surviving corporation and wholly owned subsidiary of the Company. After the merger, SHGN Acquisition Corp. (“New Borrower”) entered the following agreements with the Lender to assume the loans of SportsHub Games Network, Inc. (“Existing Borrower”).

●	On February 13, 2023, the New Borrower as successor by merger to Existing Borrower, LeagueSafe Management, LLC, a Minnesota limited liability company (“LeagueSafe”), Virtual Fantasy Games Acquisition, LLC, a Minnesota limited liability company (“Virtual Fantasy,” and together with LeagueSafe, collectively, the “Guarantors”) entered into a consent, assumption and second amendment agreement with the Lender. LeagueSafe and Virtual Fantasy were the Existing Borrower’s subsidiaries, and as a result of the merger, became the New Borrower’s subsidiaries.

●	On February 13, 2023, the New Borrower also executed an amended and restated term promissory note payable to the Lender in the principal amount of $1,267,199, which amended and restated the term promissory note dated as of June 9, 2020, executed by the Existing Borrower and payable to the Lender in the original principal amount of $2,000,000.

●	On February 13, 2023, the New Borrower, LeagueSafe and Virtual Fantasy (together with LeagueSafe, the “Pledgors”) entered into a consent, assumption and third amendment agreement with the Lender.

●	On February 13, 2023, the New Borrower also executed an amended and restated revolving promissory note payable to the Lender in the principal amount of $5,000,000, which amended and restated the term promissory note dated as of June 9, 2020, executed by the Existing Borrower and payable to the Lender in the original principal amount of $5,000,000.

On February 15, 2023, the Company also issued to Alpha the Warrant to purchase 880,000 ordinary shares of the Company at an initial exercise price of $8.75. The Warrant is exercisable in whole or in part, at any time on or after February 15, 2023 and before February 15, 2028. The Exercise Price of the Warrant is subject to an initial reset immediately prior to the Company’s filing of a proxy statement that includes the Shareholder Approval Proposal to the lower of $8.75 and the average of the five Nasdaq Official Closing Prices immediately preceding such date the. The Warrant includes a beneficial ownership blocker of 9.99%. As a result, the exercise price has been reset to $4.0704, the average of the five Nasdaq Official Closing Prices immediately preceding April 14, 2023, the date the Company filed its preliminary proxy statement which included the Shareholder Proposal. The Warrant provides for adjustments to the Exercise Price, in connection with stock dividends and splits, subsequent equity sales and rights offerings, pro rata distributions, and certain fundamental transactions. In the event the Company, at any time while the Warrants are still outstanding, issues or grants any right to re- price, ordinary shares or any type of securities giving rights to obtain ordinary shares at a price below Exercise Price, Alpha shall be extended full-ratchet anti-dilution protection on the Warrants (reduction in price, only, no increase in number of Warrant Shares, and subject to customary Exempt Transaction issuances), and such reset shall not be limited by the Floor Price.

On March 10, 2023, Silicon Valley Bank (“SVB”) was placed into the hands of receivers at the FDIC. On this date, SharpLink had approximately $336,000 USDs held in SVB. The FDIC has insured depositors up to $250,000 held in their account. Since that date, SVB has announced they have been acquired and have resumed most normal operations. As of April 3, 2023, we had approximately $140,000 held in SVB.

As previously disclosed, on April 23, 2023, the Company effected a one-for-ten (1:10) reverse share split of all the Company’s share capital and adopted amendments to its Memorandum of Association and Second Amended and Restated Articles of Association (“M&AA”) whereby the Company (i) decreased the number of issued and outstanding ordinary shares, nominal value NIS 0.60 per share, from 26,881,244 to 2,688,541; (ii) reduced the total number of the Company’s authorized shares under its M&AA from 92,900,000 ordinary shares, nominal value NIS 0.06 per share, to 9,290,000 ordinary shares, nominal value NIS 0.60 per share; and (ii) decreased by a ratio of one-for-ten (1:10) the number of retrospectively issued and outstanding ordinary shares. Proportional adjustments for the reverse stock split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retrospectively adjusted as of the earliest period presented in the financial statements to reflect the reverse stock split.